UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK - 95.7%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 3.1%
Honeywell International	675,000	$39,177,000

AGRICULTURE — 5.9%
Archer-Daniels-Midland	1,300,000	37,219,000
Mosaic	675,000	37,779,750

		74,998,750

BUSINESS SERVICES — 2.9%
Western Union	1,900,000	36,290,000

COMPUTER SOFTWARE — 1.8%
Symantec *	1,328,000	22,828,320

CONSTRUCTION & ENGINEERING — 4.3%
KBR	850,000	27,319,000
Navistar International *	625,000	27,056,250

		54,375,250

CONSUMER STAPLES — 2.9%
CVS Caremark	875,000	36,531,250

DIVERSIFIED FINANCIAL SERVICES — 2.0%
NYSE Euronext	950,000	25,232,000

ELECTRICAL EQUIPMENT — 2.2%
Cooper Industries, Cl A	465,000	27,490,800

ELECTRONICS MANUFACTURER — 4.7%
Corning	1,700,000	21,879,000
Flextronics International Ltd. *	5,450,000	37,441,500

		59,320,500

ENERGY EQUIPMENT & SERVICES — 6.0%
Halliburton	1,050,000	38,619,000
National Oilwell Varco	500,000	36,990,000

		75,609,000

FOOD, BEVERAGE & TOBACCO — 2.0%
Unilever	775,000	25,846,250

INDUSTRIAL/MACHINERY — 4.5%
Eaton	625,000	30,643,750
Ingersoll-Rand	740,000	25,855,600

		56,499,350

INSURANCE — 9.6%
ACE Ltd.	360,000	25,056,000
MetLife	900,000	31,797,000
PartnerRe Ltd.	200,000	13,084,000
Prudential Financial	500,000	28,620,000
Willis Group Holdings	600,000	23,322,000

		121,879,000

INVESTMENT MANAGEMENT COMPANIES — 1.9%
Bank of New York Mellon	1,200,000	24,156,000

MEDIA — 2.1%
Time Warner	700,000	25,942,000

MEDICAL PRODUCTS & SERVICES — 9.0%
Aetna	545,000	23,816,500
Baxter International	510,000	28,294,800
Hospira *	775,000	26,706,500
Medtronic	900,000	34,713,000

		113,530,800

OIL, GAS & CONSUMABLE FUELS — 12.2%
Apache	390,000	38,563,200
Chevron	240,000	24,739,200
Devon Energy	344,000	21,950,640
Hess	550,000	30,965,000
Royal Dutch Shell ADR, Cl B	525,000	38,503,500

		154,721,540

PHARMACEUTICALS — 4.1%
Abbott Laboratories	450,000	24,367,500
Teva Pharmaceutical Industries ADR	600,000	27,078,000

		51,445,500

RAILROADS — 4.0%
Norfolk Southern	330,000	23,826,000
Union Pacific	235,000	26,862,850

		50,688,850

RETAIL — 2.4%
Target	600,000	30,486,000

SEMI-CONDUCTORS & INSTRUMENTS — 5.3%
Applied Materials	3,300,000	40,524,000
ON Semiconductor *	3,000,000	26,100,000

		66,624,000

TELECOMMUNICATION SERVICES — 2.8%
Vodafone Group ADR	1,325,000	35,894,250

TOTAL COMMON STOCK (Cost $1,014,246,201)		1,209,566,410

SHORT-TERM INVESTMENT (A) — 2.8%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020% (Cost $35,463,073)	35,463,073	35,463,073

TOTAL INVESTMENTS — 98.5% (Cost $1,049,709,274) †		$1,245,029,483

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

JANUARY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $1,263,629,478.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class
Ltd.	Limited

Equity swaps held by the Fund at January 31, 2012, were as follows:

Company Reference	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Apache	J.P. Morgan	200,000	19,772,000	$4,000
Hess	Goldman Sachs	300,000	20,632,795	(3,742,795)
Metlife	J.P. Morgan	300,000	10,713,000	(114,000)
Target	Goldman Sachs	300,000	14,623,410	619,590

				$(3,233,205)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,209,566,410	$—	$—	$1,209,566,410
Short-Term Investment	35,463,073	—	—	35,463,073

Total Investments in Securities	$1,245,029,483	$—	$—	$1,245,029,483

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Equity Swaps - Assets	$—	$623,590	$—	$623,590
Equity Swaps - Liabilities	—	(3,856,795)	—	(3,856,795)

	$—	$(3,233,205)	$—	$(3,233,205)

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,049,709,274, and the unrealized appreciation and depreciation were $254,589,417 and $(59,269,208), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK - 93.3%
	Shares	Value
BRAZIL — 2.1%
Banco Santander Brasil ADR	67,800	$618,336

CANADA — 8.5%
Agrium	8,500	682,210
Bombardier, Cl B *	196,000	906,855
Canadian Natural Resources	22,100	875,381

		2,464,446

FRANCE — 2.3%
Technip	7,000	657,198

GERMANY — 9.1%
Adidas	8,600	620,084
Deutsche Post	41,900	696,587
GEA Group	21,360	686,592
SAP ADR	11,000	665,280

		2,668,543

ISRAEL — 2.2%
Teva Pharmaceutical Industries ADR	14,500	654,385

ITALY — 2.1%
Saipem	13,000	608,894

JAPAN — 16.8%
Asahi Kasei	85,900	543,001
Kao ADR	19,100	504,049
Komatsu	24,100	679,225
Nissan Motor ADR	32,870	617,956
NTT DoCoMo ADR	32,400	576,072
Seven & I Holdings	24,220	681,654
Sony Financial Holdings	36,300	603,175
Tokyo Electron	12,500	711,475

		4,916,607

NETHERLANDS — 10.9%
European Aeronautic Defence and Space	17,500	588,289
Gemalto	11,500	617,671
Heineken	11,920	551,131
Royal Dutch Shell ADR	12,000	880,080
Unilever	16,300	543,605

		3,180,776

SINGAPORE — 2.2%
Singapore Telecommunications ADR	26,400	648,384

SPAIN — 4.9%
Amadeus IT Holding	35,000	600,202
Repsol ADR	30,000	831,300

		1,431,502

SWITZERLAND — 10.1%
Julius Baer Group	16,900	687,321
Roche Holding	5,500	931,818
Swiss Re	12,800	694,980
Syngenta	2,100	635,755

		2,949,874

TAIWAN — 4.7%
AU Optronics ADR	128,900	679,303
Siliconware Precision Industries ADR	121,300	685,345

		1,364,648

UNITED KINGDOM — 13.5%
Aviva	124,100	684,255
Britvic	109,900	596,594
Diageo ADR	6,400	566,976
Marks & Spencer Group	110,800	571,406
Rio Tinto ADR	10,400	628,784
Vodafone Group ADR	32,900	891,261

		3,939,276

UNITED STATES — 3.9%
NYSE Euronext	20,400	541,824
Schlumberger Ltd.	8,000	601,360

		1,143,184

TOTAL COMMON STOCK (Cost $24,041,128)		27,246,053

PREFERRED STOCK — 2.4%
GERMANY — 2.4%
Porsche Automobil Holding (Cost $711,821)	11,500	705,587

SHORT-TERM INVESTMENT (A) — 2.6%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $764,813)	764,813	764,813

TOTAL INVESTMENTS — 98.4% (Cost $25,517,762) †		$28,716,453

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

JANUARY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $29,191,707.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class
Ltd.	Limited

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $25,517,762, and the unrealized appreciation and depreciation were $3,652,033 and $(453,342), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 92.2%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.8%
AerCap Holdings *	1,411,000	$17,623,390
Curtiss-Wright	492,000	18,381,120
Spirit Aerosystems Holdings, Cl A *	793,000	18,032,820

		54,037,330

APPAREL/TEXTILES — 3.9%
Hanesbrands *	715,000	17,589,000
Warnaco Group *	324,000	18,873,000

		36,462,000

AUDIO & VIDEO — 2.0%
Harman International Industries	432,000	18,230,400

BANKS — 5.9%
Cathay General Bancorp	1,169,000	18,400,060
PrivateBancorp, Cl A	1,281,000	18,113,340
Umpqua Holdings	1,494,000	18,181,980

		54,695,380

BUSINESS SERVICES — 2.0%
DST Systems	376,000	18,352,560

CASINOS & GAMING — 2.0%
Bally Technologies *	446,000	18,830,120

CHEMICALS — 6.7%
Intrepid Potash *	735,000	17,559,150
Scotts Miracle-Gro, Cl A	388,000	18,375,680
Solutia	963,000	26,482,500

		62,417,330

COMMUNICATIONS EQUIPMENT — 4.1%
JDS Uniphase *	1,450,000	18,400,500
Finisar *	944,000	19,125,440

		37,525,940

COMPUTER HARDWARE — 4.0%
Diebold	590,000	18,697,100
NCR *	1,004,000	18,804,920

		37,502,020

CONSTRUCTION & ENGINEERING — 2.0%
Chicago Bridge & Iron GDR	433,000	18,437,140

ENERGY EQUIPMENT & SERVICES — 7.4%
Atwood Oceanics *	410,000	18,851,800
Lufkin Industries	243,000	18,278,460
Oil States International *	232,000	18,488,080
Superior Energy Services *	467,000	13,314,170

		68,932,510

HEATING & REFRIGERATION EQUIPMENT — 1.9%
Lennox International	496,000	17,955,200

HUMAN RESOURCE & EMPLOYMENT SERVICES — 1.3%
Korn/Ferry International *	741,000	12,174,630

INSURANCE — 9.8%
Alterra Capital Holdings	751,000	18,151,670
American Equity Investment Life Holding	1,652,000	19,047,560
Aspen Insurance Holdings Ltd.	688,000	18,273,280
Hanover Insurance Group	469,000	17,052,840
Reinsurance Group of America, Cl A	338,000	18,417,620

		90,942,970

MACHINERY — 3.5%
Crane	377,000	18,096,000
Harsco	635,000	14,116,050

		32,212,050

MEDICAL PRODUCTS & SERVICES — 11.3%
Alere *	584,000	14,103,600
Health Net *	527,000	19,888,980
Integra LifeSciences Holdings *	544,000	16,058,880
LifePoint Hospitals *	476,000	19,130,440
Magellan Health Services *	370,000	18,063,400
PSS World Medical *	745,000	18,081,150

		105,326,450

OIL, GAS & CONSUMABLE FUELS — 2.0%
Berry Petroleum, Cl A	411,000	18,499,110

PHARMACEUTICALS - 2.0%
Par Pharmaceutical *	507,000	18,307,770

RETAIL - 1.1%
Guess?	328,400	9,852,000

SEMI-CONDUCTORS & INSTRUMENTS — 5.6%
Lattice Semiconductor *	2,133,000	14,504,400
Microsemi *	925,000	18,296,500
Teradyne *	1,193,000	19,505,550

		52,306,450

SHIPPING — 1.9%
Kirby *	265,000	17,694,050

TRANSPORTATION EQUIPMENT — 4.0%
GATX	422,000	18,120,680
Wabtec	276,000	18,986,040

		37,106,720

Waste Management Services — 2.0%
Darling International *	1,213,000	18,534,640

TOTAL COMMON STOCK (Cost $785,296,250)		856,334,770

SHORT-TERM INVESTMENTS (A) — 9.1%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	36,942,389	36,942,389
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.000%	36,942,389	36,942,389
Union Bank, N.A. Money Market Fund, 0.020%	10,432,036	10,432,036

TOTAL SHORT-TERM INVESTMENTS (Cost $84,316,814)		84,316,814

TOTAL INVESTMENTS — 101.3% (Cost $869,613,064)†		$940,651,584

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

JANUARY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $928,374,219.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
Cl	Class
GDR.	Global Depositary Receipt
Ltd.	Limited

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $869,613,064, and the unrealized appreciation and depreciation were $100,808,378 and $(29,769,858), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 82.4%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 12.0%
AerCap Holdings *	600,000	$7,494,000
Bombardier, Cl B *	3,000,000	13,880,441
European Aeronautic Defence and Space	100,000	3,361,653

		24,736,094

AGRICULTURE — 6.2%
Archer-Daniels-Midland	150,000	4,294,500
Mosaic	150,000	8,395,500

		12,690,000

APPAREL/TEXTILES — 3.6%
Hanesbrands *	300,000	7,380,000

BUSINESS SERVICES — 6.0%
Western Union	650,000	12,415,000

COMPUTER HARDWARE — 3.2%
NCR *	350,000	6,555,500

COMPUTER SOFTWARE — 4.2%
Symantec *	509,100	8,751,429

CONSTRUCTION & ENGINEERING — 3.1%
KBR	200,000	6,428,000

DIVERSIFIED FINANCIAL SERVICES — 3.9%
NYSE Euronext	300,000	7,968,000

ELECTRONICS MANUFACTURER — 5.7%
Flextronics International Ltd. *	1,700,005	11,679,034

ENERGY EQUIPMENT & SERVICES — 5.3%
Halliburton	300,000	11,034,000

OIL, GAS & CONSUMABLE FUELS — 14.2%
Apache	163,000	16,117,440
Repsol	275,000	7,559,791
YPF ADR	161,000	5,635,000

		29,312,231

RETAIL — 1.5%
Guess?	105,100	3,153,000

SEMI-CONDUCTORS & INSTRUMENTS — 9.8%
Applied Materials	800,000	9,824,000
ON Semiconductor *	1,200,000	10,440,000

		20,264,000

	Shares/ Contracts	Value
WASTE MANAGEMENT SERVICES — 3.7%
Darling International *	500,000	$7,640,000

TOTAL COMMON STOCK (Cost $165,319,782)		170,006,288

PURCHASED OPTIONS — 6.3%
AEROSPACE/DEFENSE EQUIPMENT — 0.9%
European Aeronautic Defence and Space, European Call, Expires 03/16/12, Strike Price: $12.00*	1,000	1,798,641

OIL, GAS & CONSUMABLE FUELS — 3.8%
Hess Call, Expires 01/19/13, Strike Price: $40.00*	3,500	6,387,500
Repsol European Call, Expires 03/16/12, Strike Price: $15.00*	1,750	1,382,434

		7,769,934

RETAIL — 1.6%
Target Call, Expires 01/19/13, Strike Price: $40.00*	3,000	3,450,000

TOTAL PURCHASED OPTIONS (Cost $18,078,084)		13,018,575

PREFERRED STOCK — 3.0%
AUTOMOTIVE — 3.0%
Porsche Automobil Holding (Cost $5,161,621)	100,000	6,135,539

SHORT-TERM INVESTMENT (A) — 7.4%
Union Bank, N.A. Money Market Fund, 0.020% (Cost $15,302,237)	15,302,237	15,302,237

TOTAL INVESTMENTS — 99.1% (Cost $203,861,724) †		$204,462,639

Percentages are based on Net Assets of $206,311,056.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class
ETF	Exchange Traded Fund
Ltd.	Limited
SPDR	Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

JANUARY 31, 2012 (Unaudited)

Equity swaps held by the Fund at January 31, 2012, were as follows:

Reference Company	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Apache	Goldman Sachs	100,000	9,417,635	$470,365
Archer-Daniels-Midland	Goldman Sachs	300,000	9,424,880	(835,880)
Chesapeake Energy	Goldman Sachs	(400,000)	(8,958,760)	506,760
Devon Energy	Goldman Sachs	100,000	6,589,583	(208,583)
Halliburton	J.P. Morgan	100,000	3,667,000	11,000
Hess	Goldman Sachs	200,000	11,611,160	(351,160)
Mosaic	Goldman Sachs	75,000	4,057,700	140,050
NYSE Euronext	J.P. Morgan	250,000	6,760,000	(120,000)
Porsche Automobil Holdings Preferred	Goldman Sachs	200,000	12,184,111	86,968
ProShares Ultra Dow30 ETF	Goldman Sachs	(250,000)	(10,593,215)	533,215
Royal Dutch Shell, Cl B ADR	Goldman Sachs	200,000	12,922,459	1,745,541
SPDR S&P Retail ETF	Goldman Sachs	(200,000)	(9,469,435)	(1,560,565)
Target	Goldman Sachs	300,000	14,822,030	420,970
Vodafone ADR	J.P. Morgan	400,000	10,880000	(44,000)
Volkswagen Preferred	Goldman Sachs	(100,000)	(17,532,444)	(185,612)

				$609,069

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,006,288	$—	$—	$170,006,288
Purchased Options	13,018,575	—	—	13,018,575
Preferred Stock	6,135,539	—	—	6,135,539
Short-Term Investment	15,302,237	—	—	15,302,237

Total Investments in Securities	$204,462,639	$—	$—	$204,462,639

Other Financial Instruments *	Level 1	Level 2	Level 3	Total
Equity Swaps - Assets	$—	$3,914,869	$—	$3,914,869
Equity Swaps - Liabilities	—	(3,305,800)	—	(3,305,800)

	$—	$609,069	$—	$609,069

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $203,861,724, and the unrealized appreciation and depreciation were $10,735,184 and $(10,134,269), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.9%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 7.1%
AerCap Holdings *	5,030	$62,825
Spirit Aerosystems Holdings, Cl A *	2,030	46,162

		108,987

BANKS — 2.8%
Umpqua Holdings	3,500	42,595

CASINOS & GAMING — 3.3%
Bally Technologies *	1,200	50,664

CHEMICALS — 9.3%
Celanese, Cl A	960	46,762
CF Industries Holdings	270	47,893
Scotts Miracle-Gro, Cl A	990	46,886

		141,541

COMPUTER HARDWARE — 3.2%
NCR *	2,650	49,635

CONSTRUCTION & ENGINEERING — 6.3%
KBR	1,460	46,924
Navistar International *	1,130	48,918

		95,842

ELECTRONICS MANUFACTURER — 3.1%
Flextronics International Ltd. *	6,900	47,403

ENERGY EQUIPMENT & SERVICES — 7.2%
Atwood Oceanics *	1,010	46,440
Complete Production Services *	1,890	63,693

		110,133

HUMAN RESOURCE & EMPLOYMENT SERVICES — 2.9%
Korn/Ferry International *	2,650	43,539

INSURANCE — 9.7%
Alterra Capital Holdings	1,900	45,923
Axis Capital Holdings	1,460	44,939
Reinsurance Group of America, Cl A	1,050	57,214

		148,076

MACHINERY — 6.4%
Crane	970	46,560
SPX	730	50,830

		97,390

MEDICAL PRODUCTS & SERVICES — 6.1%
ResMed *	1,530	44,416
Universal Health Services, Cl B	1,200	49,548

		93,964

OIL, GAS & CONSUMABLE FUELS — 3.8%
Whiting Petroleum *	1,160	58,104

PHARMACEUTICALS — 3.9%
Endo Pharmaceuticals Holdings *	1,600	59,472

RESTAURANTS — 2.8%
Darden Restaurants	920	42,201

RETAIL — 5.9%
American Eagle Outfitters	3,400	47,906
Guess?	1,400	42,000

		89,906

SEMI-CONDUCTORS & INSTRUMENTS - 9.2%
KLA-Tencor	940	48,062
Microsemi *	2,390	47,274
ON Semiconductor *	5,180	45,066

		140,402

SHIPPING - 2.9%
Kirby *	670	44,736

TOTAL COMMON STOCK (Cost $1,439,196)		1,464,590

SHORT-TERM INVESTMENTS (A) — 4.6%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020%	61,019	61,019
HighMark U.S. Government Money Market Fund Fiduciary Shares, 0.000%	9,934	9,934

TOTAL SHORT-TERM INVESTMENTS (Cost $70,953)		70,953

TOTAL INVESTMENTS — 100.5% (COST $1,510,149) †		$1,535,543

Percentages are based on Net Assets of $1,527,908.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2012.

Cl Class

Ltd. Limited

  As of January 31, 2012, all of the Fund’s investments are Level 1.

  For the period ended January 31, 2012 there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID 30 FUND

JANUARY 31, 2012 (Unaudited)

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,510,149, and the unrealized appreciation and depreciation were $103,650 and $(78,256), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND‡

JANUARY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 6.3%
Bombardier, Cl B	5,669	$26,202
European Aeronautic Defence and Space ADR *	649	21,729
Honeywell International	399	23,158

		71,089

AGRICULTURE — 4.0%
Archer-Daniels-Midland	765	21,902
Mosaic	420	23,507

		45,409

AUTOMOBILE MANUFACTURERS — 3.8%
Nissan Motor Ltd. ADR	1,103	20,736
Porsche Automobil Holding ADR *	3,648	22,435

		43,171

BANK — 1.9%
Banco Santander ADR	2,394	21,833

BUSINESS SERVICES — 1.8%
Western Union	1,080	20,628

CHEMICALS — 4.1%
Asahi Kasei ADR *	1,875	23,550
Celanese, Cl A	455	22,163

		45,713

COMPUTER HARDWARE — 2.0%
NCR *	1,206	22,588

COMPUTER SOFTWARE — 2.0%
SAP ADR	380	22,982

CONSTRUCTION & ENGINEERING — 4.2%
Komatsu Ltd. ADR *	840	24,133
Navistar International *	524	22,684

		46,817

CONSUMER STAPLES — 4.0%
CVS Caremark	538	22,462
Kao ADR	849	22,405

		44,867

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Julius Baer Group Ltd. *	2,568	20,903
NYSE Euronext	759	20,159
Sony Financial Holdings ADR *	1,412	23,355

		64,417

ELECTRONICS MANUFACTURER — 1.8%
Corning	1,595	20,528

ENERGY EQUIPMENT & SERVICES — 8.0%
Halliburton	620	22,804
National Oilwell Varco	292	21,602
Schlumberger Ltd.	300	22,551
Technip ADR *	996	23,575

		90,532

FOOD, BEVERAGE & TOBACCO — 4.1%
Diageo ADR	262	23,211
Unilever	690	23,011

		46,222

INDUSTRIAL/MACHINERY — 4.0%
Eaton	451	22,113
GEA Group ADR *	710	22,933

		45,046

INSURANCE — 6.0%
Aviva ADR *	2,136	23,539
MetLife	634	22,399
Swiss Re ADR *	405	21,951

		67,889

INVESTMENT MANAGEMENT COMPANIES — 1.9%
Bank of New York Mellon	1,036	20,855

MEDICAL PRODUCTS & SERVICES — 4.0%
Baxter International	405	22,469
Medtronic	575	22,178

		44,647

OIL, GAS & CONSUMABLE FUELS — 7.7%
Apache	221	21,853
Hess	361	20,324
Repsol ADR	790	21,891
Royal Dutch Shell ADR, Cl B	307	22,515

		86,583

PHARMACEUTICALS — 3.9%
Roche Holding ADR *	516	22,085
Teva Pharmaceutical Industries ADR	470	21,211

		43,296

RETAIL — 6.1%
Adidas ADR *	608	22,028
Seven & I Holdings Ltd. ADR *	419	23,523
Target	448	22,763

		68,314

SEMI—CONDUCTORS & INSTRUMENTS — 6.3%
Applied Materials	1,897	23,295
ON Semiconductor *	2,379	20,697
Siliconware Precision Industries ADR	4,795	27,092

		71,084

TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group ADR	836	22,647

TRANSPORTATION EQUIPMENT — 1.9%
Deutsche Post ADR *	1,290	21,608

TOTAL COMMON STOCK (Cost $1,021,508)		1,098,765

SHORT-TERM INVESTMENT (A) — 3.6%
HighMark Diversified Money Market Fund Fiduciary Shares, 0.020% (Cost $40,623)	40,623	40,623

Total Investments — 101.1% (Cost $1,062,131) †		$1,139,388

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND‡

JANUARY 31, 2012 (Unaudited)

‡	Commenced operations on November 30, 2011.

Percentages are based on Net Assets of $1,127,375.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2012.
ADR	American Depositary Receipt
Cl	Class
Ltd.	Limited

As of January 31, 2012, all of the Fund’s investments are Level 1.

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,062,131, and the unrealized appreciation and depreciation were $83,108 and $(5,851), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012